Interests in Subsidiaries (Details)	12 Months Ended
Feb. 28, 2021
Interests in Subsidiaries (Details) [Line Items]
Description of disposal	During the year, Cartrack disposed of its interest in Found Proprietary Limited to Bumbene House Proprietary Limited for a nominal cash consideration of ZAR100, being the value of the paid-up capital in accordance with the management accounts as at year end.
Cartrack Tanzania Limited [Member]
Interests in Subsidiaries (Details) [Line Items]
Business combination, description	During the year, Cartrack Technologies Pte. Limited acquired 40% of the shares and voting interest in Cartrack Tanzania Limited, for a cash consideration of USD538,507. As a result, the equity interest in Cartrack Tanzania Limited increased from 60% to 100%.
Retriever Limited [Member]
Interests in Subsidiaries (Details) [Line Items]
Business combination, description	During the year, the Cartrack Technologies Pte. Limited acquired 15% of the shares and voting interest in Retriever Limited, for a cash consideration of USD158,303. As a result, the equity interest in Retriever Limited increased from 85% to 100%.